Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

Note 11—Share-Based Compensation

The Company has two share-based compensation plans, the Ichor Holdings Ltd. 2012 Equity Incentive Plan (the “2012 Plan”) and the 2016 Omnibus Incentive Plan (“the 2016 Plan”), which provide for grants of share-based awards to employees, directors and consultants. Awards may be in the form of options, tandem and non-tandem stock appreciation rights, restricted shares, restricted stock units, performance awards, and other share-based awards. Awards generally vest over four years, 25% on the first anniversary and quarterly thereafter.

Share-based compensation expense for stock options and restricted shares across all plans was $344 and $417 for the first quarter of 2017 and 2016, respectively.

Stock Options

The following table summarizes the Company’s stock option activity during the first quarter of 2017:

	Number of Stock Options		Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
	Time vesting	Performance vesting
Outstanding, December 30, 2016	1,948,307	215,908	$8.87
Granted	—	—	$—
Exercised	—	—	$—
Forfeited	—	—	$—
Expired	—	—	$—

Outstanding, March 31, 2017	1,948,307	215,908	$8.87	3.2 years	$23,730

Exercisable, March 31, 2017	1,634,148	215,908	$8.85	2.9 years	$20,312

Restricted Shares

The following table summarizes the Company’s restricted share activity during the first quarter of 2017:

	Number of Restricted Ordinary Shares		Weighted average grant date fair value
	Time vesting	Performance vesting
Unvested, December 30, 2016	103,055	—	$8.39
Granted	—	—	$—
Vested	(31,841)	—	$8.65
Forfeited	—	—	$—

Unvested, March 31, 2017	71,214	—	$8.28

Note 12—Share-Based Compensation

2016 Plan

In December 2016, the Company adopted the 2016 Omnibus Incentive Plan (“the 2016 Plan”). Under the 2016 Plan, a maximum of 1,888,000 ordinary shares may be granted under the Plan. Awards may be in the form of options, tandem and non-tandem stock appreciation rights, restricted shares, performance awards, and other share based awards and can be issued to employees, directors, and consultants. Canceled or expired awards under the 2016 Plan are returned to the incentive plan pool for future grants.

Awards granted under the Plan have a term not to exceed 10 years, with vesting and other award provisions based on the discretion of the Board of Directors at the time of grant.

There have been no awards made under the 2016 Plan as of December 30, 2016.

2012 Plan

In March 2012, the Company adopted the Ichor Holdings Ltd. 2012 Equity Incentive Plan (the “2012 Plan”). Under the 2012 Plan, the Company can grant either restricted shares or stock options to employees, directors and consultants. The Board of Directors initially authorized the issuance of 21,000,000 stock options or restricted shares under the 2012 Plan. On October 25, 2013, the Board of Directors authorized the issuance of an additional 4,000,000 stock options or restricted shares under the 2012 Plan. Canceled or expired stock options or restricted shares are returned to the incentive plan pool for future grants.

Stock options granted under the 2012 Plan have a term of seven years. Vesting generally occurs 25% on the first anniversary of the date of grant, and quarterly thereafter over the remaining three years.

Stock Options

In 2014, the Company granted 215,908 stock options to an executive that vest upon the sale of the Company or completion of an initial public offering. Due to the completion of its IPO in December, the Company recognized $637 in share-based compensation expense in 2016 related to the vesting of these stock options.

In 2014, the Company granted 408,298 stock options to certain executives that vest ratably over a four year term. The grants include a special vesting provision that provides that 50% of unvested options vest in the event of a sale of the Company, defined as either a transaction or series of related transactions in which a person, or a group of related persons, acquires through sale, merger, joint venture or otherwise, whether effected in a single transaction or a series of related transactions, (i) more than 50 % of either (a) the voting power or (b) right to elect the directors of (1) the surviving or resulting company or (2) if the surviving or resulting company is a wholly owned subsidiary of another company immediately following such merger or consolidation, the parent company of such surviving or resulting company or (ii) all or substantially all, including via license, transfer, lease or leaseback of the business or assets of the Company. During 2016, 204,883 of the 408,298 stock options granted were forfeited. As of December 30, 2016, if a sale of the Company occurs, depending on the timing of such sale, the Company would accelerate the recognition of up to $128 in share-based compensation expense. The December 2016 IPO did not qualify as a sale of the Company for purposes of this award.

In 2015, the Company granted 220,404 stock options to an executive that are subject to vesting in increments of 25% upon the Company achieving specific performance targets as mutually agreed between the Board and the executive. The achievement of each of the performance targets shall be determined by the Board in its sole discretion and must be completed by December 2018. The grants also include a special vesting provision that in the event of a sale of the Company, if during the Protected Period either (I) Optionee is terminated other than for cause by the Company (or its successor), or (II) Optionee resigns within thirty days of Optionee’s job responsibilities being materially diminished by the Company (or its successor), the lesser of (x) 50% of the unvested options and (y) all remaining unvested options as of the date of the consummation of a sale of the Company shall immediately become vested options. For purposes of the agreement, “Protected Period” is defined as the period commencing on the date of the consummation of a sale of the Company and ending on the date that is 90 days following such sale of the Company. In January 2016, 41,325 of the 220,404 stock options granted vested based on achievement of certain of the defined performance metrics. Accordingly, $173 of share-based compensation expense was recognized. In July 2016, the employee was terminated and the stock options were forfeited.

The table below sets forth the assumptions used on the date of grant for estimating the fair values of options 2016, 2015, and 2014:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average expected term	5.0	5.0	5.0
Risk-free interest rate	1.26%	1.41%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.00%	50.00%	60.60%

The following table summarizes the Company’s stock option activity during 2016:

	Number of Stock Options		Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)
	Time vesting	Performance vesting
Outstanding, December 25, 2015	2,184,119	436,312	$8.94
Granted	92,739	—	$9.42
Exercised	—	—	$—
Forfeited	(328,551)	(220,404)	$8.73
Expired	—	—	$—

Outstanding, December 30, 2016	1,948,307	215,908	$8.87	3.5 years	$5,071

Exercisable, December 30, 2016	1,567,768	215,908	$8.85	3.1 years	$4,331

Fair value information for options granted the intrinsic value of options exercised during 2016, 2015, and 2014 are as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average grant-date fair value of options granted	$4.18	$4.18	$2.90
Total intrinsic value of options exercised	N/A	N/A	N/A

At December 30, 2016, total unrecognized share-based compensation expense relating to stock options was $1,246, with a weighted average remaining service period of 2.5 years.

Restricted Shares

In 2014, the Company granted 120,252 restricted shares to two executives that vest upon sale of the Company or completion of an initial public offering. Due to the completion of its IPO in December, the Company recognized $891 in share-based compensation expense in 2016 related to the vesting of these restricted shares.

In 2014, the Company granted 89,963 restricted shares to an executive that vest ratably over a four year term. The grant includes a special vesting provision that provides that 50% of the unvested grant vests in the event of a sale of the Company, defined as either a transaction or series of related transactions in which a person, or a group of related persons, acquires through sale, merger, joint venture or otherwise, whether effected in a single transaction or a series of related transactions, (i) more than 50 % of either (a) the voting power or (b) right to elect the directors of (1) the surviving or resulting company or (2) if the surviving or resulting company is a wholly owned subsidiary of another company immediately following such merger or consolidation, the parent company of such surviving or resulting company or (ii) all or substantially all, including via license, transfer, lease or leaseback of the business or assets of the Company. As of December 30, 2016, if a sale of the Company occurs, depending on the timing of such sale, the Company would accelerate the recognition of up to $142 in share-based compensation costs.

In 2016, the Company granted 89,963 restricted shares to an executive that vest ratably over a two year term. In the event of a sale of the Company, any unvested shares of the award will become immediately vested. If a sale of the Company occurs, depending on the timing of such sale, the Company would accelerate the recognition of up to $424 in share-based compensation. The December 2016 IPO did not qualify as a sale of the Company for purposes of this award.

The following table summarizes the Company’s restricted share activity during 2016:

	Number of Restricted Ordinary Shares		Weighted average grant date fair value
	Time vesting	Performance vesting
Unvested, December 25, 2015	84,226	120,252	$7.25
Granted	89,963	—	$9.42
Vested	(71,134)	(120,252)	$7.64
Forfeited	—	—	$—

Unvested, December 30, 2016	103,055	—	$8.39

Fair value information for restricted shares granted and vested during 2016, 2015, and 2014 is as follows:

	Year Ended
	December 30, 2016	December 25, 2015	December 26, 2014
Weighted average grant-date fair value of shares granted	$9.42	N/A	$7.40
Total fair value of shares vested	$1,484	$296	$109

At December 30, 2016, total unrecognized share-based compensation expense relating to restricted shares was $752, with a weighted average remaining service period of 1.3 years.

Share-based compensation expense for stock options and restricted shares across all plans totaled $3,216, $1,118, and $1,011 during 2016, 2015, and 2014, respectively.